EMPLOYEE SEVERANCE BENEFITS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Plan Disclosure [Line Items]
Amount of severance payment expenses	$ 343	$ 445	$ 461
Contribution in connection with expected severance liabilities	293	$ 389	$ 405
Insurance Companies [Member]
Defined Contribution Plan Disclosure [Line Items]
Contribution in connection with expected severance liabilities	$ 302